Cover	Mar. 13, 2024
Cover [Abstract]
Entity Registrant Name	UR-ENERGY INC.
Entity Central Index Key	0001375205
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 13, 2024
Entity File Number	001-33905
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	10758 W Centennial Road
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Littleton
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80127
City Area Code	720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	981-4588
Security 12b Title	Common Stock
Trading Symbol	URG
Security Exchange Name	NYSE